RESEARCH AND DEVELOPMENT ACTIVITY (Details) - INKmune License Agreement - Patent rights - Immune Ventures, LLC ("Immune Ventures") - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Each Phase I initiation
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Payment method of milestone payments	$ 25,000	$ 25,000
Each Phase II initiation
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Payment method of milestone payments	250,000	250,000
Each Phase III initiation
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Payment method of milestone payments	350,000	350,000
Each NDA/EMA filing
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Payment method of milestone payments	1,000,000	1,000,000
Each NDA/EMA awarded
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Payment method of milestone payments	$ 9,000,000	$ 9,000,000